Trading Activities	12 Months Ended
Dec. 31, 2021
Trading Activities [Abstract]
Trading Activities

Note 2: Trading Activities
Table 2.1 presents a summary of our trading assets and liabilities measured at fair value through earnings.

Table 2.1: Trading Assets and Liabilities

(in millions)	Dec 31, 2021	Dec 31, 2020
Trading assets:
Debt securities	$88,265	75,095
Equity securities	27,476	23,032
Loans held for sale	3,242	1,015
Gross trading derivative assets	48,325	58,767
Netting (1)	(28,146)	(34,301)
Total trading derivative assets	20,179	24,466
Total trading assets	139,162	123,608
Trading liabilities:
Short sale	20,685	22,441
Gross trading derivative liabilities	42,449	53,285
Netting (1)	(33,978)	(39,444)
Total trading derivative liabilities	8,471	13,841
Total trading liabilities	$29,156	36,282
(1)Represents balance sheet netting for trading derivative asset and liability balances, and trading portfolio level counterparty valuation adjustments.
Table 2.2 provides a summary of the net interest income earned from trading securities, and net gains and losses due to the realized and unrealized gains and losses from trading activities.
Net interest income also includes dividend income on trading securities and dividend expense on trading securities we have sold, but not yet purchased.
Table 2.2: Net Interest Income and Net Gains (Losses) on Trading Activities

	Year ended December 31,
(in millions)	2021	2020	2019
Interest income:
Debt securities	$2,086	2,530	3,130
Equity securities	441	366	579
Loans held for sale	40	30	78
Total interest income	2,567	2,926	3,787
Less: Interest expense	405	442	525
Net interest income	2,162	2,484	3,262
Net gains (losses) from trading activities (1):
Debt securities	(1,796)	2,697	1,053
Equity securities	4,491	(630)	4,795
Loans held for sale	54	28	12
Derivatives (2)	(2,465)	(923)	(4,867)
Total net gains from trading activities	284	1,172	993
Total trading-related net interest and noninterest income	$2,446	3,656	4,255
(1)Represents realized gains (losses) from our trading activities and unrealized gains (losses) due to changes in fair value of our trading positions.
(2)Excludes economic hedging of mortgage banking and asset/liability management activities, for which hedge results (realized and unrealized) are reported with the respective hedged activities.